Taxes - Deferred income tax in financial statements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (20,067)	$ (14,691)		$ (20,227)	$ (16,010)
Deferred tax income net recorded in share of the profit of equity method accounted investees	$ 1,601	567	443
Total deferred tax expense (benefit)	$ (3,123)	(1,655)	896
Deferred tax asset before reclassification to assets held for sale					(29,639)
Deferred tax asset from assets held for sale					2,041
Deferred tax assets		(26,890)		$ (1,633)	(27,598)
Deferred tax liability before reclassification to assets held for sale					7,373
Deferred tax liability from assets held from sale					(2)
Deferred tax liabilities		6,823		$ 436	7,371
Deferred tax recovery period	10 years
Aggregate continuing and discontinued operations
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of income	$ (7,561)	(2,157)	183
Total deferred tax expense (benefit)	(5,960)	(1,590)	626
Discontinued operations
Disclosure of income taxes [Line Items]
Total deferred tax expense (benefit)	2,838	(65)	270
Expected credit losses
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		389			356
Deferred income tax related to consolidated statement of income	(6)	21	(3)
Inventories
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		107			61
Deferred income tax related to consolidated statement of income	(1)	99	(17)
Other current assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(99)			(317)
Deferred income tax related to consolidated statement of income	92	(78)	47
Property, plant and equipment, net
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		7,288			7,075
Deferred income tax related to consolidated statement of income	275	(1,345)	(1,081)
Right of use Assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,433			1,166
Deferred income tax related to consolidated statement of income	194	(151)	(482)
Investments in equity method accounted investees
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		7,330			51
Deferred income tax related to consolidated statement of income	74	(58)	(22)
Other assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		283			(315)
Deferred income tax related to consolidated statement of income	(884)	36	(2)
Finite useful lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(3)			(131)
Deferred income tax related to consolidated statement of income	145	(139)	498
Indefinite lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(3,693)			(1,499)
Deferred income tax related to consolidated statement of income	(2,161)	402	36
Post-employment and other long-term employee benefits
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		736			821
Deferred income tax related to consolidated statement of income	(79)	(71)	(258)
Derivative financial instruments
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(420)			240
Deferred income tax related to consolidated statement of income	(577)	(111)	738
Temporary non-deductible provisions
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		3,971			4,602
Deferred income tax related to consolidated statement of income	(1,006)	43	1,280
Employee profit sharing payable
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		871			1,003
Deferred income tax related to consolidated statement of income	(56)	(304)	(393)
Tax loss carryforwards
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		10,177			13,137
Deferred income tax related to consolidated statement of income	(3,198)	(389)	(1,498)
Tax credits to recover
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,065			797
Deferred income tax related to consolidated statement of income	(73)	255	1,200
Cumulative other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		218			394
Deferred income tax related to consolidated statement of income	0	(417)	0
Exchange differences on translation of foreign operations in OCI
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(4,603)			(2,000)
Deferred income tax related to consolidated statement of income	0	0	0
Other liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		752			1,785
Deferred income tax related to consolidated statement of income	(45)	322	1
Lease liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		382			446
Deferred income tax related to consolidated statement of income	(255)	(272)	53
Liabilities of amortization of goodwill of business acquisition
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(6,117)			$ (7,445)
Deferred income tax related to consolidated statement of income	$ 0	$ 0	$ 86

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3